Offsets	Jul. 03, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AFS SenSub Corp.
Form or Filing Type	SF-3
File Number	333-275606
Initial Filing Date	Mar. 29, 2024
Fee Offset Claimed	$ 18,491.42
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Class A-1 Asset-Backed Notes, Series GMCAR 2025-2
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 120,780,000.00
Termination / Withdrawal Statement	The Registrant has completed the offering related to the unsold securities for which a filing fee of $94,885.27 was previously paid on May 1, 2025.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AFS SenSub Corp.
Form or Filing Type	SF-3
File Number	333-275606
Initial Filing Date	Mar. 29, 2024
Fee Offset Claimed	$ 34,139.77
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Class A-2-A Asset Backed Notes and Class A-2-B Asset-Backed Notes, Series GMCAR 2025-2
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 222,990,000.00
Termination / Withdrawal Statement	The Registrant has completed the offering related to the unsold securities for which a filing fee of $94,885.27 was previously paid on May 1, 2025.
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AFS SenSub Corp.
Form or Filing Type	SF-3
File Number	333-275606
Initial Filing Date	Mar. 29, 2024
Fee Offset Claimed	$ 34,139.77
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Class A-3 Asset-Backed Notes, Series GMCAR 2025-2
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 222,990,000.00
Termination / Withdrawal Statement	The Registrant has completed the offering related to the unsold securities for which a filing fee of $94,885.27 was previously paid on May 1, 2025.
Offset: 4
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AFS SenSub Corp.
Form or Filing Type	SF-3
File Number	333-275606
Initial Filing Date	Mar. 29, 2024
Fee Offset Claimed	$ 5,092.11
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Class A-4 Asset-Backed Notes, Series GMCAR 2025-2
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 33,260,000.00
Termination / Withdrawal Statement	The Registrant has completed the offering related to the unsold securities for which a filing fee of $94,885.27 was previously paid on May 1, 2025.
Offset: 5
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AFS SenSub Corp.
Form or Filing Type	SF-3
File Number	333-275606
Initial Filing Date	Mar. 29, 2024
Fee Offset Claimed	$ 1,560.09
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Class B Asset-Backed Notes, Series GMCAR 2025-2
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 10,190,000.00
Termination / Withdrawal Statement	The Registrant has completed the offering related to the unsold securities for which a filing fee of $94,885.27 was previously paid on May 1, 2025.
Offset: 6
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AFS SenSub Corp.
Form or Filing Type	SF-3
File Number	333-275606
Initial Filing Date	Mar. 29, 2024
Fee Offset Claimed	$ 1,462.11
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Class C Asset-Backed Notes, Series GMCAR 2025-2
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 9,550,000.00
Termination / Withdrawal Statement	The Registrant has completed the offering related to the unsold securities for which a filing fee of $94,885.27 was previously paid on May 1, 2025.
Offset: 7
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	AFS SenSub Corp.
Form or Filing Type	SF-3
File Number	333-275606
Filing Date	May 01, 2025
Fee Paid with Fee Offset Source	$ 94,885.27